Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets.
Intangible assets
10.	Intangible assets

						Advances for
		Customer		Computer		intangibles, CIP
Cost:	Goodwill	relationships	Licenses	Software	Trade marks	and others	Total
Balance as of December 31, 2019	7,155	5,573	183	1,750	387	242	15,290
Additions	22	—	—	120	—	56	198
Transfer between groups	—	—	—	95	—	(95)	—
Disposals	(93)	(88)	—	(414)	—	(92)	(687)
Balance as of December 31, 2020	7,084	5,485	183	1,551	387	111	14,801
Additions	—	—	—	154	—	58	212
Additions from business combinations	—	—	—	12	—	—	12
Transfer between groups	—	—	—	12	—	(12)	—
Disposals	—	—	—	(256)	(139)	(2)	(397)
Balance as of December 31, 2021	7,084	5,485	183	1,473	248	155	14,628

Accumulated Amortization:
Balance as of December 31, 2019	(93)	(2,475)	—	(1,043)	(326)	(37)	(3,974)
Amortization charge (including discontinued operations)	—	(300)	—	(216)	(30)	(21)	(567)
Impairment (Note 11)	—	—	—	(61)	—	(50)	(111)
Disposals	93	88	—	394	—	89	664
Balance as of December 31, 2020	—	(2,687)	—	(926)	(356)	(19)	(3,988)
Amortization charge	—	(303)	—	(196)	(4)	(16)	(519)
Impairment	—	—	—	(11)	—	—	(11)
Disposals	—	—	—	250	139	2	391
Balance as of December 31, 2021	—	(2,990)	—	(883)	(221)	(33)	(4,127)
Net book value
As of December 31, 2019	7,062	3,098	183	707	61	205	11,316
As of December 31, 2020	7,084	2,798	183	625	31	92	10,813
As of December 31, 2021	7,084	2,495	183	590	27	122	10,501

As of December 31, 2021, the gross book value of fully amortized intangible assets is equal to 876 (2020 - 787).